Segment analysis	6 Months Ended
Jun. 30, 2022
Segment analysis
Segment analysis

4.     Segment analysis

The Group’s two operating and reportable segments, Europe and Americas, reflect the basis on which the Group’s performance is reviewed by management and presented to the Chief Operating Decision Maker (“CODM”). The CODM has been identified as being the Executive Committee of Ardagh for the periods prior and the Board and Chief Financial Officer for the periods after the AMP Transfer, respectively.

Performance of the Group is assessed based on Adjusted EBITDA. Adjusted EBITDA is the profit or loss for the period before income tax charge or credit, net finance income or expense, depreciation and amortization and exceptional operating items. Other items are not allocated to segments, as these are reviewed by the CODM on a group-wide basis. Segmental revenues are derived from sales to external customers. Inter-segment revenue is not material.

Reconciliation of profit/(loss) for the period to Adjusted EBITDA

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$'m	$'m	$'m	$'m
Profit/(loss) for the period	100	26	157	(48)
Income tax charge	12	27	19	10
Net finance (income)/expense	(40)	22	(63)	171
Depreciation and amortization	89	86	175	170
Exceptional operating items	20	12	38	18
Adjusted EBITDA	181	173	326	321

Segment results for the three months ended June 30, 2022 and 2021 are:

	Revenue		Adjusted EBITDA
	2022	2021	2022	2021
	$'m	$'m	$'m	$'m
Europe	533	464	61	85
Americas	770	527	120	88
Group	1,303	991	181	173

Segment results for the six months ended June 30, 2022 and 2021 are:

	Revenue		Adjusted EBITDA
	2022	2021	2022	2021
	$'m	$'m	$'m	$'m
Europe	1,032	900	117	151
Americas	1,408	1,030	209	170
Group	2,440	1,930	326	321

One customer accounted for greater than 10% of total Group revenue across both reportable segments in the six months ended June 30, 2022 (2021: one).

Within each reportable segment our respective packaging containers have similar production processes and classes of customers. Further, they have similar economic characteristics, as evidenced by similar profit margins, similar degrees of risk and similar opportunities for growth. Based on the foregoing, we do not consider that they constitute separate product lines and, therefore, additional disclosures relating to product lines are not necessary.

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2022:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	530	2	1	533
Americas	–	597	173	770
Group	530	599	174	1,303

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2021:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	461	1	2	464
Americas	–	434	93	527
Group	461	435	95	991

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2022:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,025	4	3	1,032
Americas	–	1,116	292	1,408
Group	1,025	1,120	295	2,440

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2021:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	894	2	4	900
Americas	–	832	198	1,030
Group	894	834	202	1,930

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$'m	$'m	$'m	$'m
Over time	1,036	763	1,950	1,487
Point in time	267	228	490	443
Group	1,303	991	2,440	1,930